PIA High Yield Fund
Schedule of Investments
February 28, 2026 (Unaudited)

CORPORATE BONDS - 92.0%	Par	Value
Advertising - 1.3%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$925,000	$976,533
7.13%, 02/15/2031 (a)	175,000	184,978
		1,161,511

Aerospace/Defense - 1.2%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	1,085,000	1,112,137

Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	1,193,000	1,111,221

Auto Parts & Equipment - 1.2%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032 (a)	1,048,000	1,067,264

Building Materials - 3.9%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,150,000	1,152,144
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	250,000	252,270
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	677,020
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030 (a)	1,575,000	567,000
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	650,313
8.88%, 11/15/2031 (a)	300,000	318,905
		3,617,652

Chemicals - 7.6%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	932,000	65,240
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	875,000	736,094
12.00%, 02/15/2031 (a)	960,000	831,600
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029 (a)	1,681,662	894,182
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	1,000,000	880,808
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	1,415,550	1,275,821
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	1,175,000	1,161,008
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	1,130,000	1,204,801
		7,049,554

Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,250,000	1,142,783

Commercial Services - 15.2%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	1,341,000	1,266,930
AMN Healthcare, Inc., 6.50%, 01/15/2031 (a)	1,125,000	1,130,388
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,250,000	1,189,902
Cimpress PLC, 7.38%, 09/15/2032 (a)	1,100,000	1,107,990
CPI CG, Inc., 10.00%, 07/15/2029 (a)	838,000	887,532
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	975,000	1,000,171
Deluxe Corp., 8.13%, 09/15/2029 (a)	1,000,000	1,050,322
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	1,135,000	1,130,003
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	835,257
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	1,116,000	1,151,077
StoneMor, Inc., 8.50%, 05/15/2029 (a)	1,165,000	1,130,858
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	975,000	1,018,000
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	1,108,000	1,186,844
		14,085,274

Computers - 0.9%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	1,245,000	861,518

Diversified Financial Services - 2.4%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	318,456
6.88%, 04/15/2030 (a)	550,000	534,225
9.25%, 07/01/2031 (a)	135,000	137,318
7.50%, 07/15/2033 (a)	200,000	187,314
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,031,000	1,081,013
		2,258,326

Electrical Components & Equipment - 0.4%
WESCO Distribution, Inc., 5.50%, 04/15/2034 (a)	325,000	328,812

Engineering & Construction - 3.8%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	1,175,000	1,197,944
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	1,165,000	1,162,597
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	1,106,000	1,121,083
		3,481,624

Entertainment - 3.5%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	1,046,000	1,040,276
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	1,217,000	1,104,281
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,050,000	1,121,855
		3,266,412

Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	1,017,000	1,068,436
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	940,000	908,384
		1,976,820

Food Service - 1.1%
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	500,000	511,995
12.00%, 02/15/2031 (a)	475,000	499,162
		1,011,157

Forest Products & Paper - 2.6%
Magnera Corp.
4.75%, 11/15/2029 (a)	1,017,000	945,584
7.25%, 11/15/2031 (a)	500,000	489,971
Mercer International, Inc.
12.88%, 10/01/2028 (a)	700,000	489,742
5.13%, 02/01/2029	850,000	526,789
		2,452,086

Insurance - 2.2%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,050,000	1,030,837
Asurion LLC and Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (a)	1,050,000	1,045,654
		2,076,491

Internet - 2.0%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028 (a)	875,000	810,584
5.75%, 05/15/2028 (a)	495,000	464,798
8.75%, 05/01/2029 (a)	230,000	213,410
9.50%, 05/30/2029 (a)	337,000	316,431
		1,805,223

Machinery-Diversified - 1.5%
Columbus McKinnon Corp., 7.13%, 02/01/2033 (a)	925,000	953,393
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,769,000	442,250
		1,395,643

Media - 4.1%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028 (a)	121,000	121,605
9.20%, 08/01/2028 (a)	1,003,000	388,663
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	1,535,000	1,020,775
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	541,114
7.38%, 06/30/2030 (a)	350,000	350,288
8.50%, 07/31/2031 (a)	250,000	256,041
9.38%, 08/01/2032 (a)	275,000	291,045
Urban One, Inc., 7.38%, 02/01/2028 (a)	1,650,000	842,548
		3,812,079

Metal Fabricate/Hardware - 2.7%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	1,195,000	1,241,747
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	1,280,000	1,260,935
		2,502,682

Mining - 2.7%
Compass Minerals International, Inc.
6.75%, 12/01/2027 (a)	296,000	297,539
8.00%, 07/01/2030 (a)	1,100,000	1,160,340
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	1,000,000	1,035,055
		2,492,934

Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	796,875	826,646
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	691,580
		1,518,226

Office-Business Equipment - 1.1%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	985,000	986,056

Oil & Gas Services - 4.8%
Bristow Group, Inc.
6.88%, 03/01/2028 (a)	1,000,000	1,000,000
6.75%, 02/01/2033 (a)	1,010,000	1,025,363
CHC Group LLC, 11.75%, 09/01/2030 (a)	1,435,000	1,416,925
Enerflex, Inc., 6.88%, 01/15/2031 (a)	975,000	1,009,876
		4,452,164

Packaging & Containers - 3.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031 (a)	1,550,000	1,587,209
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	1,175,000	1,204,910
		2,792,119

Pharmaceuticals - 1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	1,445,000	1,251,731

Pipelines - 7.7%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	616,000	623,434
8.25%, 01/15/2032 (a)	165,000	174,703
7.13%, 07/01/2033 (a)	225,000	233,240
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	1,255,000	1,220,157
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	1,200,000	1,251,672
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	590,000	612,238
8.38%, 02/15/2032 (a)	667,000	699,922
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	1,200,000	1,256,743
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,038,000	1,085,350
		7,157,459

Retail - 3.4%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	1,300,000	1,257,543
9.25%, 01/15/2031 (a)	650,000	674,847
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	1,175,000	1,185,574
		3,117,964

Transportation - 4.2%
Brightline East LLC, 11.00%, 01/31/2030 (a)	1,191,000	327,525
Rand Parent LLC, 8.50%, 02/15/2030 (a)	1,085,000	1,132,719
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	1,250,000	1,190,969
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	1,180,000	1,242,259
		3,893,472
TOTAL CORPORATE BONDS (Cost $90,739,009)		85,238,394

COMMON STOCKS - 0.0% (b)	Shares	Value
Building Materials - 0.0% (b)
Northwest Hardwoods (c)(d)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,017)		4,494

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.4%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (e)	4,999,313	4,999,313
TOTAL MONEY MARKET FUNDS (Cost $4,999,313)		4,999,313

TOTAL INVESTMENTS - 97.4% (Cost $95,875,339)		90,242,201
Other Assets in Excess of Liabilities - 2.6%		2,373,552
TOTAL NET ASSETS - 100.0%		$92,615,753

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $84,088,171 or 90.8% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,494 or 0.0% of net assets as of February 28, 2026.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

PIA High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$85,238,394	$–	$85,238,394
Common Stocks	–	–	4,494	4,494
Money Market Funds	4,999,313	–	–	4,999,313
Total Investments	$4,999,313	$85,238,394	$4,494	$90,242,201

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$37,450
Change in unrealized appreciation/(depreciation)	(32,956)
Ending balance as of February 28, 2026	$4,494
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$(32,956)
0

Description	Fair Value as of February 28, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$4,494	Market Transaction Method	Prior/Recent Transaction	$1.50